Non-cash transactions	12 Months Ended
Dec. 31, 2022
Non-cash Transactions
Non-cash transactions

31.	Non-cash transactions

	2022	2021	2020
Amortization of debt with investments (Financial investments / Loans and financing)	-	198,270	-
Deposits applied in lease agreements (Deposits / Leases)	23,707	41,974	77,009
Factoring (Suppliers - factoring / Loans and financing)	-	-	411,457
Acquisition of PPE through financing (Property, plant and equipment / Loans and financing)	-	-	25,974
Capitalized deposits (Deposits / Property, plant and equipment)	-	-	39,729
Right of use of flight equipment (Property, plant and equipment / Leases)	613,879	2,295,903	165,146
Right of Use non-aeronautical assets (Property, Plant & Equipment / Leases Payable)	181,392	-	-
Lease agreement renegotiation (Property, plant and equipment / Leases)	163,925	778,379	221,248
Write-off of lease agreements (other income/ leases payable)	2,328	-	-
Sale-leaseback (Property, plant and equipment / Leases)	2,454,534	209,065	289,102
Provision for aircraft return (Property, plant and equipment / Provisions)	(66,154)	27,024	-
Post-employment benefit actuarial gain (Provisions / Equity valuation adjustments)	17,516	41,524	13,921
Unrealized income (expenses) of derivatives (Derivative assets / Equity valuation adjustments)	305,488	328,955	-
Capital increase issuing shares to non-controlling shareholders (Share capital / Non-controlling interest)	-	606,839	-
Capital reserve recognized	-	744,450	-
Income from treasury shares sold (Treasury shares / Capital reserves)	21	279	-
Treasury shares transferred (Treasury shares / Capital reserves)	2,567	19,834	-
Deposit for guarantee	38,931	-	-
Effects of change in equity interest (Capital reserves / Non-controling interest)	-	-	(352)
Interest on shareholders equity for distribution, net of taxes	-	-	23,139
Issuance of Senior Secured Amortizing Notes (Deposits/ Loans and financing/ Leases).	1,003,279	-	-